Sales Revenue	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Sales Revenue

(20) Sales Revenue

(a)	Disaggregation of revenue

As stated in note 4, Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Power product and other businesses.

The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with the four reportable segments for the year ended March 31, 2019 are as follows:

For the year ended March 31, 2019

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥79,297	¥1,590,032	¥86,437	¥87,503	¥1,843,269
North America	188,022	6,163,120	1,013,987	135,277	7,500,406
Europe	159,645	427,347	—	60,993	647,985
Asia	1,372,583	2,359,557	33	46,402	3,778,575
Other Regions	297,757	521,124	—	20,608	839,489

Total	¥2,097,304	¥11,061,180	¥1,100,457	¥350,783	¥14,609,724

Revenue arising from the other sources*	2,851	10,937	1,264,898	207	1,278,893

Total	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IAS 17 and interest recognized under IFRS 9.

(b)	Contract balances

The receivables from contracts with customers and contract liabilities for the year ended March 31, 2019 are as follows:

	Yen (millions)
	As of April 1, 2018	As of March 31, 2019
Receivables from contracts with customers:
Trade receivables	¥690,061	¥707,337
Contract liabilities:
Other current liabilities	241,595	214,888
Other noncurrent liabilities	156,355	165,722

The amount of revenue recognized for the year ended March 31, 2019 that was included in the contract liability balance at the beginning of the year is ¥212,303 million. The amount of revenue recognized for the year ended March 31, 2019 from performance obligations satisfied (or partially satisfied) in previous years was immaterial. In addition, the balance of contract assets is immaterial.

(c)	Transaction price allocated to the remaining performance obligation

The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2019 is as follows:

Yen (millions)
2019
Within 1 year	¥103,734
Between 1 and 5 years	185,456
Later than 5 years	12,791

Total	¥301,981

The table does not include the remaining performance obligations that have original expected durations of one year or less and estimated amounts of variable consideration that are constrained from being recognized as revenue.

(d)	Assets recognized from the costs to obtain or fulfill a contract with a customer

The assets recognized from the costs to obtain a contract with a customer as of March 31, 2019 are as follows.

Yen (millions)
2019
Assets recognized from the costs to obtain a contract with a customer	¥105,471

Honda recognizes the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer that are directly associated with the contract as an asset, if those costs are expected to be recoverable. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The assets recognized from the costs to obtain a contract are presented in the consolidated statement of financial position mainly as other non-current assets and are amortized over the period for which the services based on a contract are provided. The amount of assets recognized from the costs to fulfill a contract is not material.

The amount of amortization of the assets for the year ended March 31, 2019 is ¥35,057 million.